Intangibles Assets - Schedule of Information for Individual Asset or Cash Generating Unit (Details) - CAD ($) $ in Thousands	Jan. 31, 2025	Apr. 30, 2024
Oss [Member]
Disclosure of information for cash-generating units [line items]
Recoverable amount	$ 9,231	$ 5,965
Terminal growth rates	2.50%	2.50%
Discount rates	21.40%	22.00%
Utrecht [Member]
Disclosure of information for cash-generating units [line items]
Recoverable amount	$ 12,230	$ 12,737
Terminal growth rates	2.50%	2.50%
Discount rates	21.40%	19.00%
BioStrand [Member]
Disclosure of information for cash-generating units [line items]
Recoverable amount	$ 0	$ 14,611
Terminal growth rates	2.50%	2.50%
Discount rates	48.20%	45.00%